Revenue - Liquefaction Services Revenue (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) $ / barrel	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 224,801	$ 211,032
Amortization of Day 1 gain	$ (48,575)	(25,152)
Oil price per barrel (in usd per barrel) | $ / barrel	60
Contract with customer, liability, revenue recognized	$ 33,800
FLNG
Disaggregation of Revenue [Line Items]
Derivative liability			$ 79,600
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	109,048	109,048
Amortization of deferred commissioning period billing	2,110	2,110
Amortization of Day 1 gain	4,975	4,975
Other	(287)	(287)
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 102,250	$ 102,250